UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2008

                 Check here if Amendment [ ]; Amendment Number:

             This Amendment (Check only one.): [ ] is a restatement.
                                               [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                                  FL Group hf.
                                   Sidumuli 24
                                  108 Reykjavik
                                     Iceland

                           13F File Number: 028-13042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

               Name:     Bernhard Bogason

               Title:    Managing Director, Legal and Tax

               Phone:    011-354-591-4400


Signature, Place, and Date of Signing:

/s/ Bernhard Bogason        Reykjavik, Iceland               May 15, 2008
---------------------     ---------------------              -------------
(Signature)               (City, State) (Zip)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       1

Form 13F Information Table Value Total:      $4,514 (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

None


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
                                               FORM 13F INFORMATION TABLE

---------------- ---------- ----------- ---------- ----------- ------ -------- ----------- ---------- ------------------------------
NAME OF          TITLE OF   CUSIP (2)   VALUE      SHARES/      SH/   PUT/     INVSMNT     OTHER      VOTING AUTHORITY
ISSUER           CLASS (1)              (x$1000)   PRN AMT     PRN    CALL     DSCRETN     MANAGERS
---------------- ---------- ----------- ---------- ----------- ------ -------- ----------- ---------- ------------------------------
                                                                                                      SOLE    SHARED      NONE (3)
---------------- ---------- ----------- ---------- ----------- ------ -------- ----------- ---------- ------- ----------- ----------
DECODE GENETICS  COM        243586104       4,514   2,950,000  SH     CALL     SOLE                                       2,950,000
INC
---------------- ---------- ----------- ---------- ----------- ------ -------- ----------- ---------- ------- ----------- ----------


(1) With respect to options and other derivative securities, denotes the title of the class of the underlying securities to which such derivative security relates.

(2) With respect to options and other derivative securities, denotes the CUSIP number of the underlying securities to which such derivative security relates.

(3) If the reporting person were to acquire the securities underlying the subject options, the reporting person would have sole voting authority with respect to such securities.